Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	2019	2018
Trading assets	49,254	50,152
Non-trading derivatives	2,257	2,664
Designated at fair value through profit or loss	3,076	2,887
Mandatorily measured at fair value through profit or loss	41,600	64,783
	96,187	120,486

Financial assets at fair value through profit or loss includes securities lending and sales and repurchase transactions which were not derecognised, because ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. These assets are included in Trading assets and Financial assets mandatorily measured at fair value through profit or loss. Reference is made to Note 43 ‘Transfer of financial assets’ for information on transferred assets which were not derecognised.

Trading assets

Trading assets by type
	2019	2018
Equity securities	8,499	8,898
Debt securities	6,256	5,213
Derivatives	21,694	22,110
Loans and receivables	12,806	13,931
	49,254	50,152

Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets.

A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting). Although these are presented as Trading under IFRS, these are directly related to services to ING’s customers.

Part of the trading assets are sold subject to repurchase agreements, securities lending and similar agreements comparable to collateralised lending, and continue to be recognised in the consolidated statement of financial position.

From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.

As at 31 December 2019, Trading Assets - Loans and receivables include receivables of EUR 11,969 million (2018: EUR 12,939 million) with regard to reverse repurchase transactions.

Reference is made to Note 15 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

Non-trading derivatives

Non-trading derivatives by type
	2019	2018
Derivatives used in
- fair value hedges	524	650
- cash flow hedges	677	1,012
- hedges of net investments in foreign operations	23	41
Other non-trading derivatives	1,033	961
	2,257	2,664

Reference is made to Note 39 ‘Derivatives and hedge accounting’ for information on derivatives used in hedge accounting.

Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2019	2018
Debt securities	2,334	2,114
Loans and receivables	742	772
	3,076	2,887

‘Financial assets designated at fair value through profit or loss’ includes a portfolio of loans and receivables which is economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables included in ‘Financial assets designated at fair value through profit or loss’ approximates its carrying value. The cumulative change in fair value of the loans attributable to changes in credit risk is not significant.

The notional value of the related credit derivatives is EUR 1,672 million (2018: EUR 1,364 million). The change in fair value of the credit derivatives attributable to changes in credit risk since the loans were first designated, amounts to EUR 29 million (2018: EUR -23 million) and the change for the current year amounts to EUR -52 million (2018: EUR 17 million).

The changes in fair value of the (designated) loans attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of bonds issued by entities with similar credit characteristics.

Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
	2019	2018
Equity securities	159	210
Debt securities	733	1,103
Loans and receivables	40,708	63,469
	41,600	64,783

None of the equity securities are individually significant for ING Group.

For details on ING Group’s total exposure to debt securities reference is made to Note 6 ‘Securities at amortised cost’.

As at 31 December 2019, Loans and receivables mandatorily measured at fair value through profit or loss includes EUR 38,985 million (2018: EUR 63,022 million) with regard to reverse repurchase transactions.